                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: CCO
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                             Washington, DC          5/13/10
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ________________________________________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F
31-Mar-10

                                                                                              Voting Authority
                              Title of             Value  Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                  class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Americredit Corp              COM      03060R101    27240 1146473 SH       Sole             1146473
Arch Capital Group Ltd        COM      G0450A105    47515  623148 SH       Sole              623148
Berkshire Hathaway Class A    COM      084670108    17174     141 SH       Sole                 141
Berkshire Hathaway Class B    COM      084670702    29222  359569 SH       Sole              359569
Brown & Brown, Inc.           COM      115236101    60257 3362535 SH       Sole             3362535
Fairfax Financial Hldgs LTD   COM      303901102   171185  456446 SH       Sole              456446
Fastenal Co                   COM      311900104    25616  533782 SH       Sole              533782
Goldman Sachs Group Inc       COM      38141G104    14861   87092 SH       Sole               87092
HomeFed Corp                  COM      43739D307      535   23252 SH       Sole               23252
J.P. Morgan Chase & Co.       COM      46625H100    18264  408130 SH       Sole              408130
Johnson & Johnson             COM      478160104     6872  105404 SH       Sole              105404
Leucadia National Corporation COM      527288104    53326 2149371 SH       Sole             2149371
MDC Holdings                  COM      552676108     6675  192860 SH       Sole              192860
Martin Marietta Materials     COM      573284106    43076  515569 SH       Sole              515569
Mc Donald's Corporation       COM      580135101     8532  127874 SH       Sole              127874
Moody's Corp.                 COM      615369105    21536  723910 SH       Sole              723910
NVR Inc.                      COM      62944T105    47480   65354 SH       Sole               65354
Symetra Financial Corp        COM      87151Q106    13987 1061224 SH       Sole             1061224
Sysco Corp                    COM      871829107     9867  334465 SH       Sole              334465
Toll Brothers Inc             COM      889478103    14184  681917 SH       Sole              681917
US Bancorp                    COM      902973304    36765 1420583 SH       Sole             1420583
Verisk Analytics Inc Class A  COM      92345Y106      276    9775 SH       Sole                9775
Vulcan Materials Co           COM      929160109    23998  508007 SH       Sole              508007
Wells Fargo & Company         COM      949746101    90292 2901413 SH       Sole             2901413
YUM! Brands Inc               COM      988498101    97526 2544372 SH       Sole             2544372
REPORT SUMMARY                    25  DATA RECORDS 886259      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED